Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value (Tables) [Line Items]
Schedule of reconciliation of fair values
	Three Months Ended March 31,
	2022	2021
Fair value balance at beginning of period	$17,305,000	$13,398,000
Payments on Convertible Notes	(3,300,000)	(7,697,727)
Change in fair value reported in the statements of operations	1,433,000	1,991,272
Change in fair value reported in other comprehensive loss	(101,000)	13,000
Fair value balance at end of period	$15,337,000	$7,704,545

Schedule of fair value by using key inputs
Fair Value Assumptions - Convertible Notes	March 31, 2022	December 31, 2021
Face value principal payable	$16,700,000	$20,000,000
Original conversion price	$4.05	$4.05
Value of Common Stock	$1.14	$1.75
Expected term (years)	2.5	2.8
Volatility	79%	75%
Market yield	40.2%	37.1%
Risk free rate	2.4%	1%
Issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024

Fair Value Assumptions - Private Warrants	December 31, 2021	December 31, 2020
Number of Private Warrants	225,635	225,635
Original conversion price	$11.50	$11.50
Value of Common Stock	$1.75	$3.24
Expected term (years)	2.46	3.46
Volatility	85.8%	102.3%
Risk free rate	0.8%	0.2%

Schedule of estimated fair value
Beginning fair value balance on June 30, 2020	$14,131,000
Payments on Convertible Notes	(1,827,273)
Change in fair value reported in the statements of operations	961,273
Change in fair value reported in other comprehensive income	133,000
Ending fair value balance - December 31, 2020	$13,398,000
Payments on Convertible Notes	(15,172,727)
Change in fair value reported in the statements of operations	2,030,904
Change in fair value reported in other comprehensive income	(70,000)
Gain on extinguishment of debt reported on the statement of operations	(186,177)
Ending fair value balance - October 5, 2021	$—

Beginning fair value balance on October 5, 2021	$18,000,000
Payments on Convertible Notes	—
Change in fair value reported in the statements of operations	(665,000)
Change in fair value reported in other comprehensive income	(30,000)
Ending fair value balance - December 31, 2021	$17,305,000

Schedule of fair value by using key inputs to the Monte Carlo Simulation Model
Fair Value Assumptions - Convertible Notes	December 31, 2021	December 31, 2020
Face value principal payable	$20,000,000	$15,172,272
Original conversion price	$4.05	$11.5
Value of Common Stock	$1.75	$3.24
Expected term (years)	2.8	2.3
Volatility	75%	77%
Market yield (range)	37.1%	27.1 to 27.2%
Risk free rate	1.0%	0.1%
Issue date	October 5, 2021	June 9, 2020
Maturity date	October 5, 2024	June 1, 2023

Schedule of fair value categorized within Level 3 of the fair value hierarchy
	Year Ended December 31,
	2021	2020
Fair value balance at beginning of period	$311,376	$688,187
Change in fair value reported in the statements of operations	(248,198)	(376,811)
Fair value balance at end of period	$63,178	$311,376

Private Warrants [Member]
Fair Value (Tables) [Line Items]
Schedule of reconciliation of fair values
	Three Months Ended March 31,
	2022	2021
Fair value balance at beginning of period	$63,178	$311,376
Change in fair value reported in the statements of operations	(18,051)	175,996
Fair value balance at end of period	$45,127	$487,372

Schedule of fair value by using key inputs
Fair Value Assumptions - Private Warrants	March 31, 2022	December 31, 2021
Number of Private Warrants	225,635	225,635
Original conversion price	$11.50	$11.50
Value of Common Stock	$1.14	$1.75
Expected term (years)	2.21	2.46
Volatility	114.4%	93.9%
Risk free rate	2.3%	0.8%